Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes
Schedule of reconciliation of computed expected tax expense excluding non-controlling interest to income tax expense (benefit) attributable to continuing operations

	Years ended December 31,
(Millions of dollars)	2015	2014	2013
Computed “expected” tax expense excluding noncontrolling interests	$84	$187	$83
Adjustments to tax expense attributable to:
Foreign tax differences	22	4	2
Tax-exempt income	(11)	(9)	(33)
State income taxes, net of federal benefit	1	10	3
Federal tax credits	(16)	(12)	(21)
Domestic manufacturing deduction	(8)	(11)	(2)
Other	(3)	(1)	—
Total income tax expense	$69	$168	$32

Schedule of components of earnings before income taxes

	Years ended December 31,
(Millions of dollars)	2015	2014	2013
United States	$196	$472	$164
Foreign	44	63	80
Total earnings excluding noncontrolling interests	240	535	244
Less: net income attributable to noncontrolling interests	(1)	(1)	(2)
Total earnings before income taxes	$241	$536	$246

Schedule of components of total income taxes

	Years ended December 31,
(Millions of dollars)	2015	2014	2013
Current:
Federal	$52	$111	$(34)
Foreign	20	20	28
State and local	6	12	3
Deferred:
Federal	(14)	20	25
Foreign	8	1	5
State and local	(3)	4	5
Income tax expense	69	168	32
Unrealized changes in other comprehensive income	—	(27)	10
Total income taxes	$69	$141	$42

Schedule of components of the net deferred income tax liability

	December 31,
(Millions of dollars)	2015	2014
Deferred income tax liabilities:
Depreciation	$112	$107
Domestic partnerships	53	49
LIFO	11	42
Cash basis farming adjustment	9	10
Other	9	4
	$194	$212
Deferred income tax assets:
Reserves/accruals	$103	$111
Deferred earnings of foreign subsidiaries	36	35
Net operating and capital loss carry-forwards	10	19
Tax credit carry-forwards	14	15
Other	9	3
	172	183
Valuation allowance	19	21
Net deferred income tax liability	$41	$50

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

(Millions of dollars)	2015	2014
Beginning balance at January 1	$7	$7
Additions for uncertain tax positions of prior years	1	—
Decreases for uncertain tax positions of prior years	(2)	—
Additions for uncertain tax positions of current year	1	—
Ending balance at December 31	$7	$7